Pension And Other Postretirement Benefits (Schedule Of Fair Value Of Pension Plan Assets) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 657,239	$ 561,586	$ 495,082
Percentage by asset category	100.00%	100.00%
Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 656,929	$ 386,340
Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	310	175,246
Short-Term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 2,575	$ 55,273
Percentage by asset category	0.00%	10.00%
Short-Term Investments [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 2,575	$ 55,273
Corporate Stocks - Common [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 45,875
Percentage by asset category		8.00%
Corporate Stocks - Common [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 45,875
U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 325,370	$ 182,251
Percentage by asset category	50.00%	33.00%
U.S. Equities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 325,370	$ 182,251
International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 56,662	$ 37,125
Percentage by asset category	9.00%	7.00%
International Equities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 56,662	$ 37,125
Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 205,409	$ 1,568
Percentage by asset category	31.00%	0.00%
Fixed Income [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 205,409	$ 1,568
US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 66,913	$ 23,649
Percentage by asset category	10.00%	4.00%
US Treasury Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 66,913	$ 23,649
US Government Agencies Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 8,103
Percentage by asset category		2.00%
US Government Agencies Debt Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 8,103
Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 159,393
Percentage by asset category		28.00%
Corporate Bonds [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 159,393
Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 310	$ 7,750
Percentage by asset category	0.00%	1.00%
Hedge Funds [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 310	$ 7,750
Other Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 40,599
Percentage by asset category		7.00%
Other Funds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 40,599
Indianapolis Power And Light Company [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 657,239	$ 561,586	$ 495,082
Percentage by asset category	100.00%	100.00%
Indianapolis Power And Light Company [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 656,929	$ 386,340
Indianapolis Power And Light Company [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	310	175,246
Indianapolis Power And Light Company [Member] | Short-Term Investments [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 2,575	$ 55,273
Percentage by asset category	0.00%	10.00%
Indianapolis Power And Light Company [Member] | Short-Term Investments [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 2,575	$ 55,273
Indianapolis Power And Light Company [Member] | Corporate Stocks - Common [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 45,875
Percentage by asset category		8.00%
Indianapolis Power And Light Company [Member] | Corporate Stocks - Common [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 45,875
Indianapolis Power And Light Company [Member] | U.S. Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 325,370	$ 182,251
Percentage by asset category	50.00%	33.00%
Indianapolis Power And Light Company [Member] | U.S. Equities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 325,370	$ 182,251
Indianapolis Power And Light Company [Member] | International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 56,662	$ 37,125
Percentage by asset category	9.00%	7.00%
Indianapolis Power And Light Company [Member] | International Equities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 56,662	$ 37,125
Indianapolis Power And Light Company [Member] | Fixed Income [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 205,409	$ 1,568
Percentage by asset category	31.00%	0.00%
Indianapolis Power And Light Company [Member] | Fixed Income [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 205,409	$ 1,568
Indianapolis Power And Light Company [Member] | US Treasury Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 66,913	$ 23,649
Percentage by asset category	10.00%	4.00%
Indianapolis Power And Light Company [Member] | US Treasury Securities [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 66,913	$ 23,649
Indianapolis Power And Light Company [Member] | US Government Agencies Debt Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 8,103
Percentage by asset category		2.00%
Indianapolis Power And Light Company [Member] | US Government Agencies Debt Securities [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 8,103
Indianapolis Power And Light Company [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 159,393
Percentage by asset category		28.00%
Indianapolis Power And Light Company [Member] | Corporate Bonds [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 159,393
Indianapolis Power And Light Company [Member] | Hedge Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 310	$ 7,750
Percentage by asset category	0.00%	1.00%
Indianapolis Power And Light Company [Member] | Hedge Funds [Member] | Significant Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets	$ 310	$ 7,750
Indianapolis Power And Light Company [Member] | Other Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 40,599
Percentage by asset category		7.00%
Indianapolis Power And Light Company [Member] | Other Funds [Member] | Quoted Prices In Active Markets For Identical Assets (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair value of benefit plan assets		$ 40,599